UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1. Name and address of issuer:     MAP-Equity Fund
                                   520 Broad St.
                                   Newark, NJ 07102-3111

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3.   Investment Company Act File Number:  811-02046

     Securities Act File Number:  2-36663

4(a). Last day of fiscal year for which this Form is filed:

          December 31, 1998

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i) Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):                                     $23,189,008

(ii) Aggregate price of securities
redeemed or repurchased during the
fiscal year:                            $61,012,177

(iii) Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce
registration fees payable to the
Commission:                             $0

(iv) Total available redemption
credits [add Items 5(ii) and
5(iii)]:                                             -$61,012,177

(v) Net sales - if Item 5(i) is
greater than item 5(iv)
[subtract Item 5(iv) from
Item 5(I)]:                                            $0

(vi) Redemption credits available
for use in future years                 $(37,823,169)
- if Item 5(i) is less than Item
5(iv)[subtract Item 5(iv) from
Item 5(i)]:

(vii) Multiplier for determining
registration fee (See Instruction
C.9):                                                  x0.000278

(viii) Registration fee due
[multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is
due):                                                  =$0

6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
                                                       +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                       =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


     Method of Delivery:

     [ ] Wire Transfer

     [ ] Mail or other means

                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title): /s/Christine M. Dempsey
                          Assistant Treasurer


Date: March 24, 1999